US MORTGAGE-BACKED & INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Face Amount			Issuer	Coupon	Maturity Date	Value
Puerto Rico Agencies Bonds and Notes - 9.50% of net assets applicable to common shareholders, total cost of $2,864,299
$111,000		H	Puerto Rico Sales Tax	4.50%	07/01/34	$111,002
56,000		H	Puerto Rico Sales Tax	4.55%	07/01/40	56,021
411,000		H	Puerto Rico Sales Tax	4.75%	07/01/53	387,394
1,255,000		H	Puerto Rico Sales Tax	5.00%	07/01/58	1,208,258
570,000		H	Puerto Rico Sales Tax	4.33%	07/01/40	557,678
17,000		H	Puerto Rico Sales Tax	4.54%	07/01/53	15,399
469,000		H	Puerto Rico Sales Tax	4.78%	07/01/58	437,873

$2,889,000						$2,773,624

Puerto Rico Agencies Zero Coupons Bonds - 2.33% of net assets applicable to common shareholders, total cost of $675,920
$1,181,000		J	Puerto Rico Sales Tax	0.00%	07/01/46	$394,478
1,143,000		J	Puerto Rico Sales Tax	0.00%	07/01/51	285,937

$2,324,000						$680,415

Principal
Outstanding
Amount
Puerto Rico Collateralized Mortgage Obligations Taxable - 1.99% of net assets applicable to common shareholders, total cost of $689,174
$62,440		A	G CSMC Series 2007-5 Class AM	5.86%	08/25/37	$37,843
625,954		F	G Doral Financial Participation Certificate 2004 Series A	8.61%	12/01/31	542,828

$688,394	B					$580,671

Puerto Rico Collateralized Non Conforming Mortgage Obligations Taxable - 2.26% of net assets applicable to common shareholders, total cost of $839,541
$666,458		F	G R&G Non Conforming Mortgage Loan Trust Series 2004-A	4.86%	05/01/34	$519,004
60,288		F	G R&G Non Conforming Mortgage Loan Trust Series 2004-B	5.40%	05/01/34	49,116
63,440		F	G R&G Non Conforming Mortgage Loan Trust Series 2005-C	6.00%	09/01/34	51,386
49,355		F	G R&G Non Conforming Mortgage Loan Trust Series 2005-D	6.25%	10/01/34	39,592

$839,541		B				$659,099

Puerto Rico GNMA Taxable - 0.85% of net assets applicable to common shareholders, total cost of $233,834
$186,918			GNMA Pool 592858	6.00%	12/15/35	$197,471
46,915			GNMA Pool 618199	6.50%	11/15/34	49,582

$233,834	C					$247,052

Puerto Rico FNMA Taxable - 10.45% of net assets applicable to common shareholders, total cost of $2,873,243
$79,033			FNMA Pool 758514	6.00%	01/01/34	$82,435
12,583			FNMA Pool 758520	5.50%	02/01/34	13,050
40,789			FNMA Pool 758521	6.50%	02/01/34	42,320
57,048			FNMA Pool 758544	5.50%	05/01/34	59,197
977,223			FNMA Pool 835565	6.00%	10/01/35	1,042,650
373,585			FNMA Pool 905018	6.00%	05/01/37	398,625
751,518			FNMA Pool 905048	6.00%	07/01/37	801,910
20,637			FNMA Pool 682079	6.00%	11/01/32	21,315
406,301			FNMA Pool 747044	5.50%	03/01/34	423,502
18,492			FNMA Pool 758560	6.00%	08/01/34	19,422
141,460			FNMA Pool 887184	6.00%	06/01/36	148,585

$2,878,669	D					$3,053,012

Puerto Rico Freddie Mac Taxable - 0.91% of net assets applicable to common shareholders, total cost of $252,593
$84,729			FHLMC Pool A50587	6.50%	06/01/36	$90,303
163,812			FHLMC Pool A51301	6.00%	07/01/36	172,255
4,052			FHLMC Pool A51302	6.00%	06/01/36	4,161

$252,593	E					$266,719

Face Amount
US Government, Agency and Instrumentalities - 88.82% of net assets applicable to common shareholders, total cost of $27,100,000
$4,000,000			Federal Farm Credit	2.75%	04/22/41	$3,023,624
2,000,000			Federal Farm Credit	5.05%	08/18/42	1,984,576
3,600,000			Federal Farm Credit	4.85%	04/28/42	3,568,097
10,500,000		I	Federal Farm Credit	5.48%	06/27/42	10,355,793
1,000,000			Federal Home Loan Bank	5.20%	09/28/37	999,459
1,000,000			Federal Home Loan Bank	5.75%	11/07/44	1,000,605
3,000,000			Federal Home Loan Bank	5.88%	10/21/44	3,001,320
2,000,000			Federal Home Loan Bank	5.87%	04/10/45	2,006,840

$27,100,000						$25,940,314

US Municipals - 4.00% of net assets applicable to common shareholders, total cost of $1,071,429
$1,071,429			State of Illinois General Obligations	7.35%	07/01/35	$1,166,735

Total investments (121.11% of net assets applicable to common shareholders)						$35,367,641
Other Assets and Liabilities net (-21.11% of net assets applicable to common shareholders)						(6,163,557)

Net assets applicable to common shareholders - 100%						$29,204,084

US MORTGAGE-BACKED & INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Securities sold under reverse repurchase agreements - 22.28% of net assets applicable to common shareholders
$6,800,000	Reverse Repurchase Agreements with Santander US Capital Markets 4.05% dated December 16, 2025, due January 13, 2026 (Collateralized by US Government, Agencies and Instrumentalities with a face value of $7,520,000 and a fair value of $7,416,720; 5.48%, with maturity date June 27, 2042)	$6,800,000

A	The Credit Suisse CMO is comprised of one subordinate tranche of a securitization.

B

Certificates are collateralized by residential mortgage loans. They are subject to pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C

GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

D

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

E

FHLMC - represents mortgage-backed obligations guaranteed by the Federal Home Loans Mortgage Corporation. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

F	Private placement.

G	Significant unobservable inputs were used in the valuation of these securities and as a result, they are classified as Level 3.

H

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

I	A portion or all of the security has been pledged as collateral for securities sold under reverse repurchase agreements.

J	Issued with a zero coupon. Income is recognized through the accretion of discount.